Income and Expenses - Schedule of Finance Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expense accrued on Series B and C preferred shares	SFr (6,343)	SFr (4,996)	SFr (2,560)
Interests on lease liabilities	(45)	(49)	(50)
Interest expense	(54)	(75)	(18)
Total finance expense	SFr (6,442)	SFr (5,120)	SFr (2,628)